Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended
Sep. 30, 2014
Other Liabilities Disclosure [Abstract]
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in millions):

	September 30, 2014	December 31, 2013
Rebates, credits and discounts due to customers	$16.9	$13.8
Taxes payable	9.1	9.4
Insurance	7.3	7.9
Bonuses	6.5	5.5
Salaries and wages	4.4	3.2
Vacation pay	4.0	4.3
Employee benefit plans	2.6	3.7
Professional fees	0.7	1.5
Restructuring reserves	0.5	1.4
Accrued litigation	0.5	1.5
Environmental	0.5	1.0
Other	6.6	5.5

	$59.6	$58.7